Explanation of transition to IFRS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Interest received	$ 2,361	$ 2,165
Interest paid, classified as operating activities	877	565
Income tax paid, classified as operating activities	4,679	14,683
Investments in marketable securities available for sale		0	$ 0
Financial assets at amortised cost	11,229	10,358	5,140
Financial assets at fair value through profit or loss	0	521	5,017
Investments in Non marketable securities available for sale		0	0
Non-current financial assets at fair value through profit or loss	9,768	1,600	10,562
Non-current financial assets at fair value through other comprehensive income	791	1,522	1,680
Current financial liabilities at amortised cost	5,071	4,837	0
Interest expense		313
Allowances For Sales Returns and Discounts		1,203	1,536
Property, plant and equipment	111,067	84,575	47,309
Other intangible assets	10,778	2,899	3,781
Other non-current assets	3,623	2,916	1,573
Accumulated other comprehensive income	(549)	(446)	(1,554)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	(212)	347
Profit (loss), attributable to non-controlling interests	$ 2,543	2,142
Decrease in Additional Paid in Capital		2,973	2,877
Increase in Retained Earnings		2,973	2,877
Reclassified From Income Taxes Payable Non Current		487	519
Share based Payment Arrangement [Member]
Decrease in research and development expense		12
Decrease in General and administrative expense		142
Increase in sales and marketing expense		53
Decrease in Total operating Expense		101
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Other assets		90	90
Gain (loss) on remeasurement, net defined benefit liability (asset)		54	55
Accumulated other comprehensive income		984	913
Decrease Retained Earnings		1,128	1,058
Decrease in research and development expense		83
Decrease in General and administrative expense		11
Increase in sales and marketing expense		14
Decrease in Total operating Expense		108
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		142
Adjustments for income tax expense		34
Profit (loss), attributable to non-controlling interests		7
Previous GAAP [member]
Investments in marketable securities available for sale		10,879	10,157
Time Deposit		10,358
Money Market Funds		521
Financial assets at amortised cost		0	0
Financial assets at fair value through profit or loss		0	0
Investments in Non marketable securities available for sale		3,122	12,242
Non-current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through other comprehensive income		0	0
Property, plant and equipment		86,673	48,172
Other intangible assets		2,179	3,170
Other non-current assets		1,628	1,411
Accumulated other comprehensive income		(1,430)	(2,467)
Profit (loss), attributable to non-controlling interests		2,149
Redeemable Non controlling Interests Equity Carrying Amount		3,656	3,656
Effect of transition to IFRSs [member]
Financial assets at amortised cost		10,358	5,140
Financial assets at fair value through profit or loss		521	5,017
Non-current financial assets at fair value through profit or loss		1,600	10,562
Non-current financial assets at fair value through other comprehensive income		1,522	1,680
Increase DecreaseThrough Retained Earnings		1,181
Current financial liabilities at amortised cost		4,837	4,524
Property, plant and equipment		2,098	863
Other intangible assets		720	611
Other non-current assets		1,378	252
Decrease through retained earnings			868
Reclassified From Deferred Tax Assets			5,065
Reclassified From Deferred Tax Liabilities		$ 79	$ 1,196